Total
GMO Emerging Markets Fund
GMO Emerging Markets Fund

GMO TRUST

Amended and Restated Supplement dated March 6, 2020 to the
GMO Trust Prospectus, dated June 30, 2019, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Prospectus, dated June 30, 2019 (the “Prospectus”).

GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund

Each of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund is offering additional classes of shares, Class R6 and Class I. Also, the Board of Trustees of GMO Trust has approved the elimination of the purchase premium and redemption fee for each of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund.

GMO has contractually agreed to reimburse Class I shares of GMO Emerging Markets Fund to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021.

GMO has contractually agreed to reimburse Class I shares of GMO Emerging Domestic Opportunities Fund to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.03% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021.

Accordingly, the Prospectus is amended as follows:

Front Cover

On the front cover of the Prospectus, the list of funds is hereby amended to add each of GMO Emerging Markets Fund’s and GMO Emerging Domestic Opportunities Fund’s Class R6 shares and Class I shares.

Fund Codes

On the inside back cover of the Prospectus, the list of “Fund Codes” is hereby amended to add the CUSIP numbers for GMO Emerging Markets Fund’s Class R6 Shares, “36256V 83 3”, and Class I Shares, “36256V 82 5”, and GMO Emerging Domestic Opportunities Fund’s Class R6 Shares, “36256V 81 7,” and Class I Shares, “36256V 79 1”.

GMO Emerging Markets Fund

The sections appearing on pages 66 to 69 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” “Example,” “Performance,” and “Average Annual Total Returns” are replaced in their entirety with the following:

Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Emerging Markets Fund		Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	[1]	0.97%	0.90%	0.855%	0.835%	0.805%	0.97%	0.97%
Other expenses		0.09%	0.09%	0.08%	0.09%	0.08%	0.09%	0.19%	[2]
Acquired fund fees and expenses (underlying fund expenses)	[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.07%	1.00%	0.95%	0.94%	0.90%	1.07%	1.17%
Expense reimbursement/waiver	[1]	(0.13%)	(0.11%)	(0.11%)	(0.14%)	(0.14%)	(0.13%)	(0.18%)	[2]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)		0.94%	0.89%	0.84%	0.80%	0.76%	0.94%	0.99%
[1]	Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled "Multiple Classes and Eligibility." Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reduce its management fee to 0.65% through June 30, 2020. This reduction may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees. GMO has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class's average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares, and 0.20% for Class I shares. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[2]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I's initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[3]	Consists of approximately 0.01% in underlying fund fees and expenses and less than 0.01% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	96	327	578	1,294
Class III	91	307	542	1,215
Class IV	86	292	515	1,156
Class V	82	286	506	1,142
Class VI	78	275	489	1,106
Class R6	96	327	578	1,294
Class I	101	354	626	1,404

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, there are no Class R6 shares or Class I shares outstanding. The returns information below is for the Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. Each of Class R6 shares and Class I shares bears higher expenses than Class III shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Average Annual Total Returns Periods Ending December 31, 2018
Average Annual Returns - GMO Emerging Markets Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class II	(12.87%)	[1]	0.97%	[1]	6.92%	[1]	7.21%	[1]	Nov. 29, 1996
Class III	(12.82%)		1.03%		6.97%		6.97%		Dec. 09, 1993
Class IV	(12.82%)		1.06%		7.02%		8.26%		Jan. 09, 1998
Class V	(12.80%)		1.09%		7.07%		9.16%		Aug. 04, 2003
Class VI	(12.73%)		1.14%		7.11%		9.41%		Jun. 30, 2003
After Taxes on Distributions | Class III	(13.23%)		0.52%		6.43%		5.71%
After Taxes on Distributions and Sale of Fund Shares | Class III	(6.85%)		0.94%		6.04%		6.04%
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class II	(14.58%)	[2]	1.65%	[2]	8.02%	[2]	5.71%	[2]	Nov. 29, 1996
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class III	(14.58%)	[2]	1.65%	[2]	8.02%	[2]	5.13%	[2]	Dec. 09, 1993
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class IV	(14.58%)	[2]	1.65%	[2]	8.02%	[2]	7.25%	[2]	Jan. 09, 1998
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class V	(14.58%)	[2]	1.65%	[2]	8.02%	[2]	9.35%	[2]	Aug. 04, 2003
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class VI	(14.58%)	[2]	1.65%	[2]	8.02%	[2]	9.71%	[2]	Jun. 30, 2003
S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class II	(14.22%)	[3]	2.57%	[3]	9.03%	[3]	6.73%	[3]	Nov. 29, 1996
S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class III	(14.22%)	[3]	2.57%	[3]	9.03%	[3]	5.81%	[3]	Dec. 09, 1993
S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class IV	(14.22%)	[3]	2.57%	[3]	9.03%	[3]	8.46%	[3]	Jan. 09, 1998
S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class V	(14.22%)	[3]	2.57%	[3]	9.03%	[3]	10.40%	[3]	Aug. 04, 2003
S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class VI	(14.22%)	[3]	2.57%	[3]	9.03%	[3]	10.70%	[3]	Jun. 30, 2003
[1]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II's higher total annual fund operating expenses (Class II's expenses during these periods were calculated by adjusting Class III's actual total annual fund operating expenses during such periods upward by the current differential between "Total annual fund operating expenses" for Class II and Class III shares shown in the Fund's "Annual Fund operating expenses" table).
[2]	Fund's benchmark effective December 1, 2018.
[3]	Effective December 1, 2018, the Fund changed its benchmark from the S&P/IFCI Composite Index to the MSCI Emerging Markets Index because GMO believes the MSCI Emerging Markets Index is more appropriate in light of the Fund's investment strategy.